Debt and Credit Agreements - Commercial Paper Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Commercial Paper
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity	$ 3,700	$ 3,700
Commercial Paper	$ 599	$ 691
Average interest rate on commercial paper borrowings	0.35%	0.24%
Revolving Credit Facility [Member]
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity	$ 3,700
Letters of Credit Outstanding, Amount	8
Line of credit facility, remaining borrowing capacity	3,692
Revolving Credit Facility [Member] | Community and Minority Facilities [Member]
Short-term Debt [Line Items]
Line of Credit Facility, Current Borrowing Capacity	98	$ 97
Corporate, Non-Segment [Member] | Commercial Paper
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity	600	600
Commercial Paper	0	0
Corporate, Non-Segment [Member] | Revolving Credit Facility [Member]
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity	600
Letters of Credit Outstanding, Amount	6
Line of credit facility, remaining borrowing capacity	594
Commonwealth Edison Co [Member] | Commercial Paper
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity	1,000	1,000
Commercial Paper	$ 0	$ 323
Average interest rate on commercial paper borrowings	0.00%	0.23%
Commonwealth Edison Co [Member] | Revolving Credit Facility [Member]
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity	$ 1,000
Letters of Credit Outstanding, Amount	2
Line of credit facility, remaining borrowing capacity	998
Commonwealth Edison Co [Member] | Revolving Credit Facility [Member] | Community and Minority Facilities [Member]
Short-term Debt [Line Items]
Letters of Credit Outstanding, Amount	5
Line of Credit Facility, Current Borrowing Capacity	33	$ 32
PECO Energy Co [Member] | Commercial Paper
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity	600	600
Commercial Paper	$ 0	$ 0
Average interest rate on commercial paper borrowings	0.00%	0.00%
PECO Energy Co [Member] | Revolving Credit Facility [Member]
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity	$ 600
Letters of Credit Outstanding, Amount	0
Line of credit facility, remaining borrowing capacity	600
PECO Energy Co [Member] | Revolving Credit Facility [Member] | Community and Minority Facilities [Member]
Short-term Debt [Line Items]
Letters of Credit Outstanding, Amount	1
Line of Credit Facility, Current Borrowing Capacity	33	$ 33
Baltimore Gas and Electric Company [Member] | Commercial Paper
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity	600	600
Commercial Paper	$ 130	$ 0
Average interest rate on commercial paper borrowings	0.37%	0.00%
Baltimore Gas and Electric Company [Member] | Revolving Credit Facility [Member]
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity	$ 600
Letters of Credit Outstanding, Amount	0
Line of credit facility, remaining borrowing capacity	600
Baltimore Gas and Electric Company [Member] | Revolving Credit Facility [Member] | Community and Minority Facilities [Member]
Short-term Debt [Line Items]
Letters of Credit Outstanding, Amount	2
Line of Credit Facility, Current Borrowing Capacity	8	$ 8
Pepco Holdings LLC [Member] | Commercial Paper
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity	900	900
Commercial Paper	$ 469	$ 368
Average interest rate on commercial paper borrowings	0.35%	0.24%
Pepco Holdings LLC [Member] | Revolving Credit Facility [Member]
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity	$ 900
Letters of Credit Outstanding, Amount	0
Line of credit facility, remaining borrowing capacity	900
Pepco Holdings LLC [Member] | Revolving Credit Facility [Member] | Maximum [Member]
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity	900
Potomac Electric Power Company [Member] | Commercial Paper
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity	300	$ 300
Commercial Paper	$ 175	$ 35
Average interest rate on commercial paper borrowings	0.33%	0.22%
Line of credit facility, remaining borrowing capacity	$ 500
Potomac Electric Power Company [Member] | Revolving Credit Facility [Member]
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity	300
Letters of Credit Outstanding, Amount	0
Line of credit facility, remaining borrowing capacity	300
Potomac Electric Power Company [Member] | Revolving Credit Facility [Member] | Community and Minority Facilities [Member]
Short-term Debt [Line Items]
Line of Credit Facility, Current Borrowing Capacity	8	$ 8
Delmarva Power & Light Company [Member] | Commercial Paper
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity	300	300
Commercial Paper	$ 149	$ 146
Average interest rate on commercial paper borrowings	0.36%	0.24%
Line of credit facility, remaining borrowing capacity	$ 500
Delmarva Power & Light Company [Member] | Revolving Credit Facility [Member]
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity	300
Letters of Credit Outstanding, Amount	0
Line of credit facility, remaining borrowing capacity	300
Delmarva Power & Light Company [Member] | Revolving Credit Facility [Member] | Community and Minority Facilities [Member]
Short-term Debt [Line Items]
Line of Credit Facility, Current Borrowing Capacity	8	$ 8
Atlantic City Electric Company [Member] | Commercial Paper
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity	300	300
Commercial Paper	$ 145	$ 187
Average interest rate on commercial paper borrowings	0.35%	0.25%
Line of credit facility, remaining borrowing capacity	$ 350
Atlantic City Electric Company [Member] | Revolving Credit Facility [Member]
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity	300
Letters of Credit Outstanding, Amount	0
Line of credit facility, remaining borrowing capacity	300
Atlantic City Electric Company [Member] | Revolving Credit Facility [Member] | Community and Minority Facilities [Member]
Short-term Debt [Line Items]
Line of Credit Facility, Current Borrowing Capacity	$ 8	$ 8